Financial Risk Management - Schedule of Maturity Profile of Anticipated Future Contractual Cash Flows Carrying Value (Parenthetical) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Borrowings recognized as current liability	$ 32,455	$ 14,007
Hercules Capital, Inc.
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Borrowings recognized as current liability	$ 24,300